NOTE 13 - COMMON STOCK TO BE ISSUED (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock To Be Isssued [Abstract]
Schedule of Common Stock to Be Issued [Table Text Block]	The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at December 31, 2015 and December 31, 2014.

	At December 31, 2015		At December 31, 2014
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

A stock deposit received for common stock to be issued at $5.00 per share	-	$3,000	3,600	$18,000
A stock deposit received for common stock to be issued at $10.00 per share	-	-	2,400	24,000
Series B conversion common stock to be issued	75,000	9	-	-
Note conversion common stock to be issued at $8.50 and $3.49 per share	45,206	238,997	-	-
Consulting and Endorsement agreement common stock to be issued at $6.50 and $2.50	140,000	458,115	-	-
			-	-

Total number of shares and value	260,206	$700,121	6,000	$42,000